Nature of Organization and Significant Accounting Policies (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Fixed assets
Total fixed assets	$ 383,207	$ 9,838
Less accumulated depreciation	(38,841)	(1,449)
Net book value of fixed assets	344,366	8,389
Furniture, fixtures and equipment [Member]
Summary of Fixed assets
Total fixed assets	127,462	3,024
Computers and software [Member]
Summary of Fixed assets
Total fixed assets	16,791	6,814
Leasehold improvements [Member]
Summary of Fixed assets
Total fixed assets	233,954
Other [Member]
Summary of Fixed assets
Total fixed assets	$ 5,000